J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Unconstrained Equity Fund

(All Share Classes)

(series of JPMorgan Trust I)

Supplement dated September 1, 2015

to the Prospectuses dated March 1, 2015, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Global Unconstrained Equity Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Peter Kirkman	2011	Managing Director
Timothy Woodhouse	2014	Vice President
Sam Witherow	2015	Vice President

In addition, the paragraph for the Fund in the section titled “The Fund’s Management and Administration — The Portfolio Managers” is hereby deleted in its entirety and replaced by the following:

Global Unconstrained Equity Fund

The management team is led by Peter Kirkman, Managing Director of JPMIM and a CFA charterholder, Timothy Woodhouse, Vice President of JPMIM and a CFA charterholder, and Sam Witherow, Vice President of JPMIM and a CFA charterholder. Mr. Kirkman is a global portfolio manager based in Boston. An employee of JPMIM since 2001, he was previously the chief investment officer of the Fleming Japanese Equities Team from 2003 to 2008. Mr. Woodhouse has been a portfolio manager in the Global Equities Team since 2014. An employee of JPMIM and its affiliates since 2008, he was previously a research analyst in the European Equity Research Team. Mr. Witherow is a global sector specialist in the Global Equities Team. An employee since 2008, he is responsible for covering the global energy sector.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES FOR FUTURE REFERENCE

SUP-GUE-915

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Unconstrained Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated September 1, 2015

to the Statement of Additional Information dated March 1, 2015, as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Global Unconstrained Equity Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2014:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Unconstrained Equity Fund
Peter Kirkman	0	$0	8	$3,648,368	1	$269,206
Timothy Woodhouse	0	0	8	3,648,368	1	269,206
Sam Witherow*	0	0	3	1,140,840	0	0

*	Information is as of 6/30/15

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2014:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Unconstrained Equity Fund
Peter Kirkman	0	$0	0	$0	0	$0
Timothy Woodhouse	0	0	0	0	0	0
Sam Witherow*	0	0	0	0	1	291,625

*	Information is as of 6/30/15

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2014:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Global Unconstrained Equity Fund
Peter Kirkman					X
Timothy Woodhouse	X
Sam Witherow*	X

*	Information is as of 6/30/15

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-GUE-915